T. ROWE PRICE International Value Equity Fund
January 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 4.3%
Common Stocks 4.3%
BHP Group  2,179,645 76,336
BHP Group (GBP)  3,087,542 108,291
Downer EDI  15,566,500 41,657
South32  31,124,572 99,877
Suncorp Group  5,756,365 51,170
Worley  7,341,626 80,594
Total Australia (Cost
$350,409
)
457,925
AUSTRIA 1.6%
Common Stocks 1.6%
BAWAG Group  1,610,777 99,779
Erste Group Bank  1,729,298 65,617
Total Austria (Cost
$108,822
)
165,396
BELGIUM 0.6%
Common Stocks 0.6%
KBC Group  836,583 61,964
Total Belgium (Cost
$59,717
)
61,964
BRAZIL 0.2%
Common Stocks 0.2%
EDP  5,946,949 24,063
Total Brazil (Cost
$18,147
)
24,063
CANADA 3.6%
Common Stocks 3.6%
BRP  384,436 32,080
Definity Financial  1,107,127 29,830
Magna International (USD) (1) 623,817 40,511
Manulife Financial  4,428,320 87,631
National Bank of Canada  821,629 61,720
Sun Life Financial (1) 1,542,750 77,523
TC Energy  1,116,364 48,101
Total Canada (Cost
$290,940
)
377,396

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
CHINA 2.2%
Common Stocks 2.0%
Alibaba Group Holding, ADR (USD) (2) 522,765 57,609
Baidu, ADR (USD) (2) 440,043 59,265
Fosun International (HKD) (1) 33,368,000 30,980
JOYY, ADR (USD)  822,124 29,334
Yangzijiang Shipbuilding Holdings (SGD)  29,252,900 28,839
206,027
Common Stocks - China A Shares 0.2%
Huayu Automotive Systems, A Shares (CNH)  8,205,607 22,210
22,210
Total China (Cost
$311,103
)
228,237
DENMARK 0.6%
Common Stocks 0.6%
Carlsberg, Class B  456,159 64,757
Total Denmark (Cost
$55,394
)
64,757
FINLAND 1.2%
Common Stocks 1.2%
Kojamo  1,236,871 18,992
Sampo, Class A  2,087,439 109,589
Total Finland (Cost
$98,641
)
128,581
FRANCE 10.3%
Common Stocks 10.3%
Airbus  1,018,412 127,674
Alstom  2,149,436 63,914
AXA  5,827,936 181,826
BNP Paribas  2,008,686 137,960
Dassault Aviation  343,225 58,610
Engie  7,034,910 99,895
Faurecia (2) 1,760,062 34,979
Sanofi  1,724,705 168,891
TotalEnergies  3,581,903 221,436
Total France (Cost
$941,687
)
1,095,185

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 9.1%
Common Stocks 7.9%
Bayer  1,773,947 110,419
Brenntag  582,647 43,493
Covestro  1,728,782 79,601
Daimler Truck Holding (2) 1,952,721 65,619
Deutsche Post  1,678,729 72,281
Deutsche Telekom  4,014,077 89,429
Fresenius  1,758,675 50,968
GEA Group  913,452 41,215
HeidelbergCement  636,198 43,654
Mercedes-Benz Group  1,025,365 76,299
Siemens  907,298 141,725
Vonovia  759,959 21,467
836,170
Preferred Stocks 1.2%
Dr. Ing. h.c. F. Porsche (2) 530,034 63,021
Volkswagen  439,664 60,977
123,998
Total Germany (Cost
$945,804
)
960,168
HONG KONG 2.4%
Common Stocks 2.4%
AIA Group  8,775,400 99,229
CK Hutchison Holdings  7,157,500 45,550
Galaxy Entertainment Group  9,532,000 66,355
Hongkong Land Holdings (USD)  7,975,803 38,992
Total Hong Kong (Cost
$242,484
)
250,126
HUNGARY 0.4%
Common Stocks 0.4%
OTP Bank  1,332,806 40,159
Total Hungary (Cost
$48,703
)
40,159
INDIA 1.5%
Common Stocks 1.5%
ICICI Bank, ADR (USD)  2,746,270 57,205
Indus Towers  13,980,729 26,201
Petronet LNG  7,531,449 20,104

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Shriram Finance  3,407,801 53,902
Total India (Cost
$114,986
)
157,412
ITALY 3.7%
Common Stocks 3.7%
Enel  18,325,999 107,906
Leonardo  5,309,778 54,681
Prysmian  1,567,723 64,022
Stellantis  4,096,053 64,389
UniCredit  4,994,139 97,541
Total Italy (Cost
$358,752
)
388,539
JAPAN 17.2%
Common Stocks 17.2%
Asahi Group Holdings  2,289,800 75,614
Asics  1,904,400 45,326
Astellas Pharma  6,187,400 91,079
DIC (1) 1,506,200 28,003
Fujitsu  722,900 102,926
Hitachi  2,412,000 126,491
Isetan Mitsukoshi Holdings  2,540,400 27,642
MatsukiyoCocokara  1,483,700 74,014
Minebea Mitsumi  1,750,900 30,523
Mitsubishi Electric  5,231,800 57,658
Mitsubishi Estate  4,375,000 56,232
Mitsubishi UFJ Financial Group  16,557,000 121,278
Mitsui Fudosan  4,044,100 75,801
Nippon Sanso Holdings  2,287,900 37,318
Nippon Shokubai  644,900 27,302
Nippon Steel  2,455,200 51,104
Nippon Telegraph & Telephone  5,543,100 166,213
ORIX  4,386,900 77,135
Otsuka Holdings  1,762,300 56,535
Persol Holdings  1,903,900 41,744
Sompo Holdings  1,496,100 64,406
Stanley Electric  1,583,700 34,083
Sumitomo  3,795,900 68,136
Taiheiyo Cement  1,985,000 34,208
Takeda Pharmaceutical  1,835,800 57,713
Tokyo Electron  218,900 76,511
Toyota Motor  8,199,700 120,419
Total Japan (Cost
$1,560,135
)
1,825,414

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 7.4%
Common Stocks 7.4%
AerCap Holdings (USD) (2) 1,240,642 78,421
Akzo Nobel  1,004,130 74,793
ASML Holding  186,226 123,216
ING Groep  16,372,391 237,077
Koninklijke DSM  251,707 32,370
Koninklijke Philips  5,235,629 90,395
Prosus  1,108,023 89,468
Signify  1,526,192 55,256
Total Netherlands (Cost
$672,341
)
780,996
PORTUGAL 1.0%
Common Stocks 1.0%
Banco Comercial Portugues, Class R  117,889,349 25,116
Galp Energia  5,867,599 80,316
Total Portugal (Cost
$112,058
)
105,432
RUSSIA 0.0%
Common Stocks 0.0%
Gazprom (3) 12,742,080 —
Total Russia (Cost
$54,961
)
—
SINGAPORE 0.9%
Common Stocks 0.9%
United Overseas Bank  4,210,836 95,715
Total Singapore (Cost
$64,852
)
95,715
SOUTH KOREA 2.1%
Common Stocks 2.1%
KT, ADR (USD) (2) 3,774,824 54,018
Lotte Chemical (2) 253,876 36,654
Samsung Electronics  2,594,821 129,248
Total South Korea (Cost
$160,437
)
219,920
SPAIN 1.3%
Common Stocks 1.3%
Iberdrola (1) 9,318,538 109,323

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Indra Sistemas  2,599,976 31,747
Total Spain (Cost
$91,326
)
141,070
SWEDEN 1.9%
Common Stocks 1.9%
LM Ericsson, Class B  13,806,976 80,087
Millicom International Cellular, SDR (1)(2) 2,404,002 41,188
Swedbank, Class A  4,165,010 80,120
Total Sweden (Cost
$239,249
)
201,395
SWITZERLAND 5.2%
Common Stocks 5.2%
Novartis  1,276,989 115,451
Roche Holding  717,082 223,852
UBS Group  4,447,744 94,939
Zurich Insurance Group  238,113 117,754
Total Switzerland (Cost
$381,092
)
551,996
TAIWAN 0.9%
Common Stocks 0.9%
Taiwan Semiconductor Manufacturing  5,638,000 99,493
Total Taiwan (Cost
$21,838
)
99,493
UNITED KINGDOM 18.2%
Common Stocks 18.2%
Amcor, CDI (AUD)  3,995,828 47,731
AstraZeneca, ADR (USD)  3,924,826 256,566
Barclays  6,690,696 15,381
British American Tobacco  1,591,148 60,995
Burberry Group  2,099,360 63,948
Direct Line Insurance Group  15,662,640 34,343
Great Portland Estates  4,672,796 32,869
GSK, ADR (USD) (1) 3,281,030 115,689
HSBC Holdings  18,840,505 138,823
Imperial Brands  4,480,276 112,393
Informa  6,417,963 53,081
InterContinental Hotels Group  914,347 63,477
Investec  5,413,103 34,619
Lloyds Banking Group  131,511,926 85,587
Mondi  1,432,512 27,014
Next  679,540 55,637

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Prudential  4,677,070 77,710
Rolls-Royce Holdings (2) 61,299,246 80,200
Shell  5,242,131 153,897
Smiths Group  2,746,610 58,632
Standard Chartered  1,252,184 10,518
Taylor Wimpey  31,232,221 45,316
Unilever  3,015,046 153,463
Vodafone Group  47,072,987 54,314
WPP  8,103,022 94,674
Total United Kingdom (Cost
$1,853,026
)
1,926,877
UNITED STATES 0.4%
Common Stocks 0.4%
NXP Semiconductors  235,690 43,440
Total United States (Cost
$16,849
)
43,440
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 4.36% (4)(5) 142,032,500 142,032
Total Short-Term Investments (Cost $142,032) 142,032
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.36% (4)(5) 39,335,754 39,336
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 39,336
Total Securities Lending Collateral (Cost $39,336) 39,336
Total Investments in Securities 99.9%
(Cost $9,355,121) $ 10,573,024
Other Assets Less Liabilities 0.1% 14,750
Net Assets 100.0% $ 10,587,774

T. ROWE PRICE International Value Equity Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2023.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CNH Offshore China Renminbi
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE International Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.36% $ — $ — $ 1,135++
Totals $ —# $ — $ 1,135+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
01/31/23
T. Rowe Price Government
Reserve Fund, 4.36% $ 259,736  ¤  ¤ $ 181,368
Total $ 181,368^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,135 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $181,368.

T. ROWE PRICE International Value Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Value Equity Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Value Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE International Value Equity Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 792,058 $ 9,475,600 $ — $ 10,267,658
Preferred Stocks — 123,998 — 123,998
Short-Term Investments 142,032 — — 142,032
Securities Lending Collateral 39,336 — — 39,336
Total $ 973,426 $ 9,599,598 $ — $ 10,573,024

T. ROWE PRICE International Value Equity Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F127-054Q1 01/23